Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Parties [Abstract]
Schedule of Controlling Interests

The main shareholders of GeoPark Limited, a company registered in Bermuda, as of December 31, 2021, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,414,255	13.97%
Compass Group LLC (b)	6,102,239	10.13%
Gerald E. O’Shaughnessy (c)	6,043,163	10.03%
Renaissance Technologies LLC (d)	3,538,931	5.87%
Other shareholders	36,139,438	59.99%
	60,238,026	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock LLC, which is controlled by Mr. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 14, 2022. 602,400 of Mr. Park’s shares have been pledged pursuant to lending arrangements.
(b)	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13G filed with the SEC on February 14, 2022.
(c)	Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings LLC, The Globe Resources Group, Inc., and other investment vehicles.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on February 11, 2022.

Schedule of Balances Outstanding and Transactions with Related Parties

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in US$ ´000)	in the year	end	Related Party	Relationship
2021
To be recovered from co-venturers	—	4,680	Joint Operations	Joint Operations
To be paid to co-venturers	—	(953)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	656	—	Pedro E. Aylwin	Executive Director (b)
2020
To be recovered from co-venturers	—	2,236	Joint Operations	Joint Operations
To be paid to co-venturers	—	(5,760)	Joint Operations	Joint Operations
Geological and geophysical expenses	130	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	561	—	Pedro E. Aylwin	Executive Director (b)
2019
To be recovered from co-venturers	—	1,035	Joint Operations	Joint Operations
To be paid to co-venturers	—	(4,803)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	581	—	Pedro E. Aylwin	Executive Director (b)
(a)	Corresponding to consultancy services.
(b)	Corresponding to wages and salaries for US$ 392,000 (US$ 336,000 in 2020 and US$ 390,000 in 2019) and bonus for US$ 230,000 (US$ 225,000 in 2020 and US$ 191,000 in 2019). During 2021, Aylwin, Mendoza, Luksic & Valencia Law firm, where Pedro Aylwin is a partner and has a participation through Asesorías e Inversiones A&P Ltda, received US$ 34,000 for general legal services to all the Chilean entities, in Chilean corporate, labor, environmental, regulatory, and commercial laws.